Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Leases with Non Cancelable Terms (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 13,979
2015	9,488
2016	7,592
2017	7,114
2018	5,944
Thereafter	7,988
Total	$ 52,105